Acquisition of Topone - Schedule of Classes of Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands	Mar. 24, 2025 CNY (¥)
ASSETS
Cash, cash equivalents	¥ 477
Total Assets	477
Liabilities:
Accrued expenses and other current liabilities	43
Total liabilities	43
Net tangible assets	¥ 434